Derivative Financial Instruments - Summary of Maturity Dates of Gross-settled Derivative Financial Instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	£ 13,885	£ 11,104
Assets Outflow	(13,580)	(10,762)
Liabilities Inflow	6,158	12,502
Liabilities Outflow	(6,289)	(13,020)
Within 12 months | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	8,874	7,168
Assets Outflow	(8,702)	(6,943)
Liabilities Inflow	5,929	11,419
Liabilities Outflow	(6,059)	(12,024)
Within 12 months | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	56	391
Assets Outflow	(97)	(534)
Liabilities Inflow		499
Liabilities Outflow		(354)
Between One and Two Years | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	339	1,152
Assets Outflow	(328)	(1,104)
Liabilities Inflow	229	571
Liabilities Outflow	(230)	(630)
Between One and Two Years | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	89	37
Assets Outflow	(135)	(36)
Between Two and Three Years | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow		24
Assets Outflow		(22)
Liabilities Inflow		13
Liabilities Outflow		(12)
Between Two and Three Years | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	60	66
Assets Outflow	(108)	(69)
Between Three and Four Years | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	1,812	35
Assets Outflow	(1,782)	(40)
Between Four and Five Years | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	32	802
Assets Outflow	(62)	(770)
Beyond Five Years | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	2,623	1,429
Assets Outflow	£ (2,366)	£ (1,244)